DODGE & COX GLOBAL STOCK FUND
DODGE & COX GLOBAL STOCK FUND
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of principal and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	DODGE & COX GLOBAL STOCK FUND Dodge & Cox Global Stock Fund
Sales charge (load) imposed on purchases	none
Deferred sales charge (load)	none
Sales charge (load) imposed on reinvested distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DODGE & COX GLOBAL STOCK FUND Dodge & Cox Global Stock Fund
Management fees	0.60%
Distribution and/or service (12b-1) fees	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	0.06%
Total Annual Fund Operating Expenses	0.66%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;

■	Your investment has a 5% return each year; and

■	The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DODGE & COX GLOBAL STOCK FUND Dodge & Cox Global Stock Fund	67	211	368	822

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of equity securities issued by companies from at least three different countries, including emerging markets. The Fund is not required to allocate its investments in set percentages in particular countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies and will invest at least 80% of its total assets in common stocks, preferred stocks, certain securities convertible into common stocks, and securities that carry the right to buy common stocks, including American, European, and Global Depositary Receipts.

The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market. In selecting investments, the Fund invests primarily in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of a country and the protections provided to foreign shareholders.

The Fund may enter into forward currency contracts or currency futures contracts to hedge foreign currency exposure.

PRINCIPAL RISKS OF INVESTING
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

■	Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.

■	Management risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, and the market may continue to undervalue the Fund’s securities.

■	Equity risk. Equity securities generally have greater price volatility than fixed income securities.

■	Market risk. Stock prices may decline over short or extended periods due to general market conditions.

■	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

■	Non-U.S. investment risk. Non-U.S. stock markets may decline due to conditions unique to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.

■	Non-U.S. currency risk. Foreign currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. The Fund also bears transaction charges for currency exchange.

■	Non-U.S. issuer risk. Non-U.S. securities may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the Fund’s returns for 2009, 2010, and 2011. The table shows how the Fund’s average annual total returns for one year and since inception compare to that of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.

DODGE & COX GLOBAL STOCK FUND Annual total returns 2009-2011 (%)

Highest/Lowest quarterly results during the time period were: Highest: 33.48% (quarter ended June 30, 2009) Lowest: -20.56% (quarter ended September 30, 2011)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Average Annual Total Returns DODGE & COX GLOBAL STOCK FUND		1 Year	Since Inception	Inception Date
Dodge & Cox Global Stock Fund		(11.39%)	(5.68%)	May 01, 2008
Return after taxes on distributions Dodge & Cox Global Stock Fund		(11.57%)	(5.77%)	May 01, 2008
Return after taxes on distributions and sale of Fund shares Dodge & Cox Global Stock Fund		(6.78%)	(4.67%)	May 01, 2008
MSCI World Index (Net) (reflects no deduction for expenses or taxes)	[1]	(5.55%)	(4.33%)	May 01, 2008
[1]	MSCI Index (Net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.